October 20, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Attn.: Document Control - EDGAR
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste

RE:      AXP Partners International Series, Inc.
             AXP Partners International Core Fund

Post-Effective Amendment No. 8
File No.: 333-64010/811-10427

Dear Ms. Mengiste:

Registrant is filing Post-Effective No. 8 on Form N-1A pursuant to Rule 485(a)(1) for the purpose of updating the prospectus, Class I prospectus supplement and Statement of Additional Information for the above-referenced Fund.

Registrant requests selective review in accordance with the SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus, Class I prospectus supplement and SAI except for the sections noted below are identical and substantially similar to those found in prior filings by registrants in the same fund complex. All other marked changes in this filing are non-material. Please note that Registrant has included new market timing disclosure in the prospectus. This disclosure will be used for all global/international fund filings by registrants in the same fund complex. In addition to the selective review requested, Registrant also requests review of this model language for incorporation into subsequent filings by registrants in the same fund complex.

------------------ ----------------- -------------- -------------------------
Fund               Change            Previously     Changes Appear In
                                    Reviewed
------------------ ----------------- -------------- -------------------------
AXP Partners       The replacement   Information    Prospectus: Principal
International      of Putnam         Statement      Investment Strategies
Core Fund          Investment        filed as DEF   (p 3)
                   Management, LLC   14C on         Investment Manager (p 10)
                   with Marsico      Oct. 12, 2004
                   Capital                          SAI: Agreements -
                   Management, LLC                  Investment Services
                                                    Agreement -
                                                    Subadvisory
                                                    Agreements (p 38-39)

------------------ ----------------- -------------- -------------------------

The prospectus, Class I prospectus supplement and SAI have been marked to show all changes from the Registrant's Post-Effective Amendment No. 7 filed on or about December 19, 2003.

Please also note that the SAI for AXP Partners International Aggressive Growth Fund, AXP Partners International Core Fund, AXP Partners International Select Value Fund and AXP Partners International Small Cap Fund have been combined into one document since the Registrant's Post-Effective Amendment No. 7, and therefore, the combined SAI contains information on AXP Partners International Aggressive Growth Fund, AXP Partners International Select Value Fund and AXP Partners International Small Cap Fund the prospectuses and Class I supplements for which are not part of this filing.

If you have any questions, please contact either H. Bernt von Ohlen at (612) 671-7981 or Simone Pepper at (612) 671-2847.

Sincerely,



/s/ Leslie L. Ogg
-----------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary


Enclosure:   Post-Effective Amendment No. 8
             File No.: 333-64010/811-10427